Schedule of investments
Nomura Global Listed Real Assets Fund	January 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 8.66%
Basic Industry — 0.91%
Capstone Copper 144A 6.75% 3/31/33 #	185,000	$ 191,809
Cleveland-Cliffs 144A 7.00% 3/15/32 #	215,000	220,909
Fortescue Treasury
144A 5.875% 4/15/30 #	75,000	77,238
144A 6.125% 4/15/32 #	200,000	208,465
Novelis
144A 3.875% 8/15/31 #	175,000	160,267
144A 4.75% 1/30/30 #	142,000	137,712
		996,400
Capital Goods — 1.24%
Ball 3.125% 9/15/31	290,000	266,733
Bombardier
144A 7.25% 7/1/31 #	195,000	207,268
144A 8.75% 11/15/30 #	120,000	128,750

Clean Harbors 144A 5.125% 7/15/29 #	245,000	246,038
Sealed Air
144A 4.00% 12/1/27 #	120,000	119,638
144A 5.00% 4/15/29 #	135,000	135,965

Terex 144A 6.25% 10/15/32 #	245,000	251,016
		1,355,408
Communications — 1.78%
CCO Holdings 144A 5.375% 6/1/29 #	240,000	237,466
CMG Media 144A 8.875% 6/18/29 #	145,000	125,734
CSC Holdings 144A 4.50% 11/15/31 #	200,000	121,510
Gray Media
144A 5.375% 11/15/31 #	79,000	58,754
144A 7.25% 8/15/33 #	25,000	25,613

Lamar Media 3.75% 2/15/28	120,000	117,873
Nexstar Media 144A 5.625% 7/15/27 #	143,000	143,108
Outfront Media Capital 144A 4.625% 3/15/30 #	285,000	278,445
Sable International Finance 144A 7.125% 10/15/32 #	250,000	253,004
Sirius XM Radio 144A 5.50% 7/1/29 #	210,000	211,048
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	197,367
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	181,086
		1,951,008
Consumer Cyclical — 1.49%
Caesars Entertainment 144A 7.00% 2/15/30 #	315,000	325,423
Goodyear Tire & Rubber 5.25% 7/15/31	176,000	167,756
Hilton Domestic Operating
144A 4.00% 5/1/31 #	205,000	195,833
NQ- 095 [0126] 0326 (5295621)    1

Schedule of investments
Nomura Global Listed Real Assets Fund
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hilton Domestic Operating
4.875% 1/15/30	135,000	$ 135,327

Murphy Oil USA 144A 3.75% 2/15/31 #	221,000	207,739
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	335,000	341,955
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	265,000	262,071
		1,636,104
Consumer Non-Cyclical — 0.41%
CHS 144A 5.25% 5/15/30 #	213,000	201,001
Tenet Healthcare
4.25% 6/1/29	139,000	136,672
6.875% 11/15/31	100,000	109,369
		447,042
Electric — 1.38%
California Buyer 144A 6.375% 2/15/32 #	300,000	299,488
Calpine 144A 5.125% 3/15/28 #	240,000	240,006
Constellation Energy Generation 144A 5.00% 2/1/31 #	25,000	25,355
Lightning Power 144A 7.25% 8/15/32 #	235,000	250,257
NRG Energy 144A 3.625% 2/15/31 #	125,000	116,838
TerraForm Power Operating 144A 4.75% 1/15/30 #	213,000	206,797
Vistra Operations
144A 5.00% 7/31/27 #	50,000	50,065
144A 5.625% 2/15/27 #	190,000	190,225

XPLR Infrastructure Operating Partners 144A 8.375% 1/15/31 #	125,000	131,372
		1,510,403
Energy — 0.86%
CNX Resources 144A 6.00% 1/15/29 #	185,000	186,176
Genesis Energy 8.25% 1/15/29	205,000	213,816
Hilcorp Energy I 144A 6.00% 4/15/30 #	75,000	73,856
Nabors Industries 144A 9.125% 1/31/30 #	145,000	153,234
NGL Energy Operating 144A 8.375% 2/15/32 #	185,000	193,746
NuStar Logistics
6.00% 6/1/26	65,000	65,230
6.375% 10/1/30	60,000	62,900
		948,958
Financials — 0.06%
HAT Holdings I 144A 3.75% 9/15/30 #	75,000	69,995
		69,995
2    NQ- 095 [0126] 0326 (5295621)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology — 0.37%
Iron Mountain 144A 4.50% 2/15/31 #		275,000	$ 262,980
Seagate Data Storage Technology 144A 5.75% 12/1/34 #		135,000	138,214
			401,194
Transportation — 0.16%
Air Canada 144A 3.875% 8/15/26 #		175,000	174,438
			174,438
Total Corporate Bonds (cost $9,460,910)			9,490,950

Non-Agency Commercial Mortgage-Backed Securities — 0.80%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •		200,000	183,917
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49		740,000	691,455
Total Non-Agency Commercial Mortgage-Backed Securities (cost $976,998)			875,372

Loan Agreements — 0.55%
Communications — 0.23%
Charter Communications Operating Tranche B5 5.911% (SOFR03M + 2.25%) 12/15/31 •		249,480	249,441
			249,441
Electric — 0.32%
Hamilton Projects Acquiror 6.172% (SOFR01M + 2.50%) 5/30/31 •		191,580	192,717
Vistra Operations 5.422% (SOFR01M + 1.75%) 12/20/30 •		159,755	160,200
			352,917
Total Loan Agreements (cost $600,901)			602,358

Sovereign Bonds — 8.30%Δ
Australia — 0.26%
Australia Government Bond 2.50% 9/20/30 ■	AUD	262,509	282,059
			282,059
NQ- 095 [0126] 0326 (5295621)    3

Schedule of investments
Nomura Global Listed Real Assets Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Canada — 0.44%
Canadian Government Real Return Bonds
0.25% 12/1/54	CAD	63,948	$ 30,606
1.50% 12/1/44	CAD	77,263	54,071
4.00% 12/1/31	CAD	472,402	402,391
			487,068
France — 1.85%
French Republic Government Bond OAT
144A 0.10% 3/1/26 #, ■	EUR	187,641	222,399
144A 0.10% 3/1/29 #, ■	EUR	578,133	676,748
144A 0.10% 3/1/36 #, ■	EUR	134,698	136,220
144A 0.10% 7/25/38 #, ■	EUR	367,240	361,311
144A 0.10% 7/25/47 #, ■	EUR	117,415	93,244
144A 0.10% 7/25/53 #, ■	EUR	56,211	39,743
144A 3.15% 7/25/32 #, ■	EUR	369,661	500,038
			2,029,703
Germany — 0.32%
Deutsche Bundesrepublik Inflation Linked Bonds
0.10% 4/15/46 ■	EUR	127,796	119,287
0.50% 4/15/30 ■	EUR	195,701	232,120
			351,407
Italy — 1.27%
Italy Buoni Poliennali Del Tesoro
144A 0.10% 5/15/33 #, ■	EUR	595,746	651,184
144A 0.15% 5/15/51 #, ■	EUR	60,343	44,084
144A 1.30% 5/15/28 #, ■	EUR	374,522	451,817
144A 2.55% 9/15/41 #, ■	EUR	191,170	249,199
			1,396,284
Japan — 0.37%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	62,305,650	404,586
			404,586
Spain — 0.53%
Spain Government Inflation Linked Bonds
144A 1.00% 11/30/30 #, ■	EUR	312,937	377,332
144A 2.05% 11/30/39 #, ■	EUR	157,953	198,550
			575,882
4    NQ- 095 [0126] 0326 (5295621)

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom — 3.26%
United Kingdom Inflation-Linked Gilt
0.125% 8/10/31 ■	GBP	268,970	$ 355,868
0.125% 3/22/39 ■	GBP	270,650	298,198
0.125% 3/22/44 ■	GBP	442,538	431,391
0.125% 11/22/56 ■	GBP	118,212	91,877
0.125% 3/22/58 ■	GBP	291,811	223,261
0.125% 11/22/65 ■	GBP	84,723	59,562
0.125% 3/22/68 ■	GBP	112,405	77,889
0.125% 3/22/73 ■	GBP	39,466	28,892
0.25% 3/22/52 ■	GBP	222,699	192,107
0.75% 11/22/47 ■	GBP	278,334	293,109
1.25% 11/22/54 ■	GBP	385,586	432,503
2.00% 1/26/35 ■	GBP	328,900	1,090,691
			3,575,348
Total Sovereign Bonds (cost $8,612,803)			9,102,337

US Treasury Obligations — 8.61%
US Treasury Inflation Indexed Bonds
0.125% 10/15/26		1,393,833	1,392,805
0.125% 2/15/52		225,649	119,067
0.375% 7/15/27		1,673,885	1,668,974
0.75% 2/15/42		271,823	212,452
1.00% 2/15/46		461,536	348,377
1.625% 10/15/29		2,991,662	3,052,498
2.125% 1/15/35		2,182,481	2,236,519
2.125% 2/15/54		450,849	404,678
Total US Treasury Obligations (cost $9,446,090)			9,435,370
	Number of shares
Common Stocks — 68.35%♣
Communication Services — 1.26%
Cellnex Telecom 144A #, †	32,526	1,003,193
China Tower Class H 144A #	157,265	226,675
Helios Towers †	63,686	150,760
		1,380,628
Consumer Discretionary — 0.43%
Hyatt Hotels Class A	686	107,270
Neinor Homes 144A #, †	5,585	133,066
NQ- 095 [0126] 0326 (5295621)    5

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Wyndham Hotels & Resorts	3,109	$ 226,304
		466,640
Consumer Staples — 0.60%
Bunge Global	5,827	663,579
		663,579
Diversified Real Estate Activities — 1.73%
Lendlease	18,304	61,691
Mitsubishi Estate	24,400	621,194
Mitsui Fudosan	32,400	370,038
Sumitomo Realty & Development	16,400	455,143
Sun Hung Kai Properties	24,456	393,507
		1,901,573
Energy — 13.44%
ARC Resources	31,380	582,362
BP ADR	14,279	540,889
Canadian Natural Resources	15,655	582,097
Cheniere Energy	3,863	817,102
Chord Energy	3,071	307,837
ConocoPhillips	6,920	721,272
Core Natural Resources	7,631	727,845
Diamondback Energy	5,932	972,551
Enbridge	29,919	1,460,519
Expand Energy	2,421	272,145
Gibson Energy	23,402	460,770
Helmerich & Payne	21,025	712,327
HF Sinclair	4,671	242,845
Kimbell Royalty Partners	44,017	591,148
Kinder Morgan	18,190	554,613
Koninklijke Vopak	9,112	454,286
ONEOK	7,817	619,028
Parex Resources	20,295	301,075
Peabody Energy	17,944	632,705
Permian Resources Class A	33,453	539,597
Shell	30,591	1,169,546
SLB	5,843	282,684
Unit	10,852	356,814
Valero Energy	2,899	525,966
Weatherford International	3,228	303,690
		14,731,713
6    NQ- 095 [0126] 0326 (5295621)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials — 0.11%
HMC Capital	41,789	$ 122,219
		122,219
Industrials — 5.32%
Aena 144A #	13,772	428,195
Aeroports de Paris	5,800	766,566
Airports of Thailand	141,300	226,781
Arcosa	4,970	568,916
Athens International Airport	19,137	257,010
Atlas Arteria	88,468	306,175
Auckland International Airport	162,360	807,472
Canadian National Railway	2,432	233,957
Enav 144A #	127,468	735,829
Grupo Aeroportuario del Sureste ADR	1,526	526,668
Sacyr	121,452	570,958
Transurban Group	41,174	399,968
		5,828,495
Information Technology — 0.51%
NEXTDC †	60,089	557,349
		557,349
Materials — 14.55%
Alcoa	12,034	683,651
Anglo American	20,386	950,668
Barrick Mining	11,149	510,513
Canfor †	28,572	300,901
CF Industries Holdings	8,700	811,101
Coeur Mining †	43,632	891,838
Corteva	8,442	614,578
CRH	6,696	814,177
Hudbay Minerals	44,113	1,044,596
International Paper	21,422	863,735
Louisiana-Pacific	4,343	363,683
Metallus †	14,503	289,335
Methanex	11,565	551,882
Newmont	11,970	1,344,829
Nutrien	18,121	1,248,356
SSR Mining †	15,572	354,977
Steel Dynamics	6,459	1,159,843
Teck Resources Class B	10,320	553,876
Titan	5,231	351,572
Valterra Platinum	6,658	610,402
NQ- 095 [0126] 0326 (5295621)    7

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
West Fraser Timber	11,025	$ 752,921
Wheaton Precious Metals	6,655	877,595
		15,945,029
Real Estate — 0.42%
Crown Castle	5,282	458,530
		458,530
Real Estate Development — 0.15%
Henderson Land Development	19,000	75,688
Lifestyle Communities †	24,031	93,041
		168,729
Real Estate Operating Companies/Developer — 0.97%
Catena	2,404	124,795
CTP 144A #	4,783	103,866
Fastighets Balder †	21,827	164,275
Hongkong Land Holdings	27,300	231,777
LEG Immobilien	3,355	241,792
TAG Immobilien	6,979	118,215
Wihlborgs Fastigheter	7,853	81,197
		1,065,917
REIT Data Center — 1.79%
Equinix	2,337	1,918,513
Keppel DC REIT	23,969	42,960
		1,961,473
REIT Diversified — 1.18%
CapitaLand Integrated Commercial Trust	113,000	212,303
Land Securities Group	30,082	267,763
Merlin Properties Socimi	15,232	225,871
Nomura Real Estate Master Fund	219	236,462
Shaftesbury Capital	78,891	154,909
Stockland	53,859	202,151
		1,299,459
REIT Healthcare — 2.98%
American Healthcare REIT	7,162	335,969
Ventas	14,904	1,157,594
Welltower	9,411	1,772,656
		3,266,219
8    NQ- 095 [0126] 0326 (5295621)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Hotel & Resort — 0.31%
Invincible Investment	246	$ 103,957
Ryman Hospitality Properties	2,479	234,761
		338,718
REIT Industrial — 3.18%
CapitaLand Ascendas REIT	81,300	182,144
First Industrial Realty Trust	8,114	470,855
Goodman Group	42,358	906,412
LondonMetric Property	76,040	207,995
Nippon Prologis REIT	337	196,634
Prologis	7,988	1,042,913
Rexford Industrial Realty	9,350	378,955
Warehouses De Pauw CVA	3,467	98,220
		3,484,128
REIT Multifamily — 1.01%
AvalonBay Communities	3,148	559,305
Centurion Accommodation Reit †	152,100	133,914
Essex Property Trust	1,662	418,608
		1,111,827
REIT Office — 0.71%
Japan Prime Realty Investment	293	198,602
Japan Real Estate Investment	199	160,476
Kilroy Realty	7,613	262,496
Orix JREIT	230	153,968
		775,542
REIT Retail — 3.18%
Acadia Realty Trust	9,924	198,579
Agree Realty	7,874	568,739
First Capital Real Estate Investment Trust	10,684	155,280
Link REIT	40,078	184,278
Macerich	12,417	235,054
NETSTREIT	21,261	400,557
Simon Property Group	4,482	857,451
Tanger	8,637	282,603
Unibail-Rodamco-Westfield †	5,506	606,968
		3,489,509
REIT Self-Storage — 0.78%
Public Storage	3,078	850,113
		850,113
NQ- 095 [0126] 0326 (5295621)    9

Schedule of investments
Nomura Global Listed Real Assets Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
REIT Single Family — 0.51%
Invitation Homes	20,904	$ 558,764
		558,764
REIT Specialty — 1.36%
Iron Mountain	6,187	570,008
VICI Properties	32,742	919,396
		1,489,404
REIT Telecom Tower — 0.27%
American Tower	1,626	291,509
		291,509
Utilities — 11.60%
American Electric Power	5,888	705,235
Black Hills	5,093	371,687
China Gas Holdings	200,400	198,550
CLP Holdings	51,000	482,770
CMS Energy	10,158	726,195
Dominion Energy	9,972	600,015
EDP Renovaveis	43,364	657,939
Enel	31,615	348,816
ERG	13,352	354,837
Essential Utilities	17,721	687,398
Exelon	16,533	740,348
HK Electric Investments & HK Electric Investments	142,000	121,422
National Grid	63,918	1,079,721
NextEra Energy	11,667	1,025,529
NiSource	5,427	240,362
Pennon Group	63,743	476,672
PG&E	39,098	602,891
Redeia	20,967	362,609
Sempra	9,953	866,011
Spire	2,785	235,305
SSE	8,419	279,018
Terna - Rete Elettrica Nazionale	22,416	242,485
United Utilities Group	51,205	873,727
Xcel Energy	5,676	431,717
		12,711,259
Total Common Stocks (cost $63,873,080)		74,918,325

10    NQ- 095 [0126] 0326 (5295621)

	Number of shares	Value (US $)

Exchange-Traded Fund — 3.02%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	152,298	$ 3,307,912
Total Exchange-Traded Fund (cost $3,088,530)		3,307,912

Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.57%)	250,000	250,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.57%)	250,000	250,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.61%)	250,000	250,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.61%)	250,000	250,000
Total Short-Term Investments (cost $1,000,000)		1,000,000
Total Value of Securities—99.20% (cost $97,059,312)		108,732,624

Receivables and Other Assets Net of Liabilities—0.80%		871,720
Net Assets Applicable to 7,605,710 Shares Outstanding—100.00%		$109,604,344
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of Rule 144A securities was $14,847,967, which represents 13.55% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Δ	Securities have been classified by country of risk.
NQ- 095 [0126] 0326 (5295621)    11

Schedule of investments
Nomura Global Listed Real Assets Fund
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
The following forward foreign currency exchange contracts were outstanding at January 31, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(15,300)	USD	10,974	2/20/26	$—	$(272)
CITI	GBP	173,300	USD	(230,422)	2/20/26	6,708	—
DTC00486	EUR	35,500	USD	(41,608)	2/20/26	511	—
HSBCNA	CAD	150,800	USD	(108,626)	2/20/26	2,214	—
HSBCNA	EUR	324,800	USD	(377,454)	2/20/26	7,907	—
HSBCNA	GBP	68,300	USD	(94,031)	2/20/26	—	(574)
TD	AUD	(267,309)	USD	174,816	2/20/26	—	(11,319)
TD	CAD	(801,629)	USD	574,728	2/20/26	—	(14,485)
TD	EUR	(4,004,642)	USD	4,667,523	2/20/26	—	(83,806)
TD	GBP	(2,848,926)	USD	3,733,548	2/20/26	—	(164,694)
TD	JPY	(61,924,975)	USD	403,629	2/20/26	2,817	—
Total Forward Foreign Currency Exchange Contracts						$20,157	$(275,150)
The use of forward foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CITI – Citigroup
CPI – Consumer Price Index
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
OAT – Obligations Assimilables du Trésor
REIT – Real Estate Investment Trust
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
12    NQ- 095 [0126] 0326 (5295621)

Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
NQ- 095 [0126] 0326 (5295621)    13